Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies

15.  Commitments and Contingencies

	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	660	1,109	1,769
1 - 3 years	584	724	1,308
4 - 5 years	—	—	—
More than 5 years	—	—	—
Total	1,244	1,833	3,077

During the first quarter of 2021, the Company executed various agreements including in-licensing and similar arrangements with development partners with $490 in additions of separately acquired intangible assets recognized in the condensed interim consolidated statements of financial position. Such agreements may require the Company to make payments on achievement of stages of development, launch or revenue milestones, although the Company generally has the right to terminate these agreements at no penalty. The Company recognizes research and development milestones as an intangible asset once it is committed to the payment, which is generally when the Company reaches a set point in the development cycle.

Based on the closing exchange rates, the Company expects to pay $1,833, including $1,585 [EUR 1,518], and $248 [GBP 206], in R&D contracts and up to $4,770, including $3,179 [EUR 2,675] and $1,591 [GBP 1,150], in R&D milestone payments and up to $7,733, including $6.003 [EUR 5,050] and $1,730 [GBP 1,250], in revenue related milestone payments. The table below contains all potential R&D and revenue-related milestone payments that the Company may be required to make under such agreements:

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	30	—	30
1 - 3 years	—	—	—
4 - 5 years	435	—	435
More than 5 years	4,305	7,733	12,038
Total	4,770	7,733	12,503

The table excludes any payments already capitalized in the condensed interim consolidated statements of financial position. The future payments that are disclosed represent contract payments and are not discounted and are not risk-adjusted. The development of any pharmaceutical product candidates is a complex and risky process that may fail at any stage in the development process due to a number of factors. The timing of the payments is based on the Company’s current best estimate of achievement of the relevant milestone.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2021 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)

Contingencies

In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, contract terminations and employee-related and other matters.

On March 9, 2020, the Company settled the previously disclosed class-action lawsuit against it pending in the U.S. District Court for the District of New Jersey. This settlement was approved by the U.S. District Court for the District of New Jersey on June 3, 2021. The settlement payment will be funded entirely by Aeterna Zentaris’s insurers. As no appeals were filed within the 30-day appeal period, this matter is fully and finally settled.